Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 27, 2023
Property and Equipment, Net [Line Items]
Depreciation	$ 0.1	$ 0.3
Falcon’s Creative Group [Member]
Property and Equipment, Net [Line Items]
Gross assets			$ 1.7
Accumulated depreciation			$ 0.7